SHARE-BASED PAYMENTS (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2012
Notes to Financial Statements
Options outstanding beginning	17,373,932	20,153,219
Granted	6,882,762	3,326,668
Cancelled	(5,388,549)
Forfeited or expired	(4,815,167)	(5,503,863)
Options outstanding ending	14,052,978	17,373,932
Weighted Average Exercise Price Beginning	$ 2.00	$ 2.09
Granted	$ 0.35	$ 1.35
Exercised		$ 0.51
Cancelled	$ 2.39
Forfeited or expired	$ 2.09	$ 2.31
Weighted Average Exercise Price Ending	$ 1.02	$ 2.00
Weighted Average Exercise Price Exercisable	$ 1.44
Average remaining contractual term	2 years 10 months 24 days	2 years 11 months 27 days	4 years 0 months 26 days
Average remaining contractual term exercisable	1 year 8 months 27 days